Reinsurance -Unsecured reinsurance recoverable (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Ceded Credit Risk [Line Items]
Total reinsurance recoverable	$ 42.2	$ 20.3	$ 11.8
Unsecured recoverable
Ceded Credit Risk [Line Items]
Total reinsurance recoverable		14.5	9.4
Reinsurers Rated Under AM Best Credit Rating [Member] | Unsecured recoverable
Ceded Credit Risk [Line Items]
Total reinsurance recoverable		10.0	6.7
Hannover Rueck SE | Unsecured recoverable | A+
Ceded Credit Risk [Line Items]
Total reinsurance recoverable		2.3	1.5
Munich Reinsurance America Inc | Unsecured recoverable | A+
Ceded Credit Risk [Line Items]
Total reinsurance recoverable		1.7	1.1
Lloyd's Underwriter Syndicate no. 0033 HIS | Unsecured recoverable | A
Ceded Credit Risk [Line Items]
Total reinsurance recoverable		1.7	1.1
Lloyd's Underwriter Syndicate no. 2357 NCL | Unsecured recoverable | A
Ceded Credit Risk [Line Items]
Total reinsurance recoverable		1.7	1.1
Hiscox Insurance Company (Bermuda) Ltd | Unsecured recoverable | A
Ceded Credit Risk [Line Items]
Total reinsurance recoverable		1.3	1.0
Lloyd's Underwriter Syndicate no. 2001 AML | Unsecured recoverable | NR
Ceded Credit Risk [Line Items]
Total reinsurance recoverable		1.3	0.9
Other reinsurers | Unsecured recoverable
Ceded Credit Risk [Line Items]
Total reinsurance recoverable		$ 4.5	$ 2.7